GOODWILL - Schedule of changes in carrying amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill
Balance as of January 1 (As adjusted)	¥ 177,082,468		¥ 268,318,948
Impairment (Note 4)	0		(91,236,480)
Balance as of December 31	177,082,468	$ 24,941,544	177,082,468
Hotel Business
Goodwill
Balance as of January 1 (As adjusted)	29,583,468		120,819,948
Impairment (Note 4)			(91,236,480)
Balance as of December 31	29,583,468	4,166,744	29,583,468
Restaurant Business
Goodwill
Balance as of January 1 (As adjusted)	147,499,000		147,499,000
Balance as of December 31	¥ 147,499,000	$ 20,774,800	¥ 147,499,000